Note 18 - Common Stock Offering	12 Months Ended
Dec. 31, 2012
Common Stock Offering Disclosure [Text Block]
18.  COMMON STOCK OFFERING

In a private common stock offering that began in 2010, Middlefield Banc Corp. sold a total of 138,150 shares in 2011, followed by a sale of 93,050 shares on April 17, 2012 and a sale of 103,585 shares on April 30, 2012. The offering concluded on March 8, 2013 with a sale of 13,320 shares to an institutional investor, completing the sale to that investor under the terms of the subscription agreement it entered into in August of 2011. All sales in the offering occurred at $16 per share.